PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Total property and equipment	$ 84,668		$ 84,668		$ 84,060	$ 162,612
Less: accumulated depreciation	(81,892)		(81,892)		(79,389)	(84,501)
Property and equipment, net	2,776		2,776		4,671	78,111
Depreciation expense	2,108	$ 10,750	3,887	$ 21,477	40,576	6,726
Gain on sale of property and equipment					59,157
Laboratory equipment
Property and equipment, net
Total property and equipment	65,285		65,285		66,403	151,114
Computer equipment
Property and equipment, net
Total property and equipment	$ 19,383		$ 19,383		$ 17,657	$ 11,498